FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
High Income Shares
Quarterly Report

SEPTEMBER 30, 2005 (Unaudited)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summary	2

Portfolio of Investments	4

Financial Statements

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Cash Flows	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Automatic Dividend and Distribution Reinvestment Plan	18

Additional Information	19

Privacy Principles of the Trust

     The Trust is committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trust restricts access to non-public personal information about its shareholders to BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

LETTER TO SHAREHOLDERS

September 30, 2005

Dear Shareholder:

     We are pleased to report that during the period, the Trust provided the opportunity to invest in a portfolio of fixed income securities. This report contains the Trust’s unaudited financial statements and a listing of its portfolio holdings. This report will be the last Quarterly Report for the Trust. The Trust’s next report will cover the year ended December 31, 2005 and thereafter the Trust will issue semi-annual unaudited reports for periods ending June 30th and annual reports for years ending December 31st.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolio in order to gain exposure to various issuers and security types. This strategy enables the Trust to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trust’s yield, closing market price per share and net asset value (“NAV”) per share as of September 30, 2005.

Trust	Yield[1]	Market Price	NAV

BlackRock High Income Shares (HIS)	8.63%	$2.85	$2.66

1Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of September 30, 2005, BlackRock managed $287 billion in bonds, including 20 open-end and 48 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARY (unaudited)
SEPTEMBER 30, 2005

BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS

Initial Offering Date:	August 10, 1988

Closing Market Price as of 9/30/05:	$2.85

Net Asset Value as of 9/30/05:	$2.66

Yield on Closing Market Price as of 9/30/05 ($2.85):[1]	8.63%

Current Monthly Distribution per Share:[2]	$0.0205

Current Annualized Distribution per Share:[2]	$0.2460

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	9/30/05	12/31/04	Change	High	Low

Market Price	$2.85	$2.90	(1.72)%	$2.99	$2.48

NAV	$2.66	$2.87	(7.32)%	$2.87	$2.56

The following charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	September 30, 2005	December 31, 2004

Media	15%	14%

Energy	12	9

Basic Materials	12	12

Financial Institutions	9	—

Industrials	9	5

Telecommunications	8	5

Consumer Products	7	20

Technology	5	1

Containers & Packaging	5	4

Entertainment & Leisure	4	13

Health Care	3	6

Aerospace & Defense	3	4

Building & Development	3	2

Automotive	2	4

Transportation	2	—

Ecological Services & Equipment	1	1

TRUST SUMMARY (unaudited) (continued)
SEPTEMBER 30, 2005

BlackRock High Income Shares (HIS)

Corporate Credit Breakdown3

Credit Rating	September 30, 2005	December 31, 2004

BBB/Baa	2%	—%

Ba/BB	21	21

B/B	62	71

CCC/Caa	14	8

Not Rated	1	—

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating. Corporate bonds represented approximately 141.6% and 140.5% of net assets on September 30, 2005, and December 31, 2004, respectively.

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2005

BlackRock High Income Shares (HIS)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—143.3%
			Corporate Bonds—141.6%
			Aerospace & Defense—4.0%
BB-	$250		AAR Corp., 6.875%, 12/15/07	$255,000
B	80		Argo-Tech Corp., 9.25%, 6/01/11	84,400
B+	80		Armor Holdings, Inc., 8.25%, 8/15/13	86,400
BB	1,750		Availl, Inc., 7.625%, 7/01/11	1,802,500
B-	1,940		BE Aerospace, Inc., 8.875%, 5/01/11	2,034,575
BB	1,500		Sequa Corp., 8.875%, 4/01/08	1,567,500

				5,830,375

			Automotive—2.8%
BB+	100		ArvinMeritor, Inc., 8.75%, 3/01/12	98,500
			Delco Remy Intl., Inc.,
Caa1	500		11.00%, 5/01/09	327,500
Caa1	500		9.375%, 4/15/12	280,000
B-	1,750		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	1,706,250
CCC+	605	[2]	Metaldyne Corp., 10.00%, 11/01/13	526,350
B-	200		Stanadyne Corp., 10.00%, 8/15/14	198,000
BB-	800		TRW Automotive, Inc., 9.375%, 2/15/13	868,000

				4,004,600

			Basic Materials—17.0%
BB-	250		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	246,250
B-	1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,341,000
B-	215	[2]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 9.099%, 7/15/10	216,075
B-	2,380		Caraustar Industries, Inc., 9.875%, 4/01/11	2,382,975
BB-	225		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	213,750
BB-	1,010		Del Monte Corp., 8.625%, 12/15/12	1,085,750
BB-	390		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	404,625
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	125		8.75%, 2/15/09	130,938
BB-	2,780		10.125%, 9/01/08	3,002,400
BB-	1,250		10.625%, 5/01/11	1,362,500
			Georgia-Pacific Corp.,
BB+	1,000		8.00%, 1/15/14	1,095,000
BB+	1,000		8.00%, 1/15/24	1,101,250
B	500	[2]	Huntsman Intl. LLC, 7.375%, 1/01/15	478,750
BB-	1,450		Huntsman LLC, 11.625%, 10/15/10	1,653,000
			IMC Global, Inc.,
BB	200		10.875%, 6/01/08	224,500
BB	100		10.875%, 8/01/13	117,250
CCC+	2,205	[2]	Innophos, Inc., 8.875%, 8/15/14	2,238,075
BBB+	165		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	191,400
B	500		Jacuzzi Brands, Inc., 9.625%, 7/01/10	530,000
BB-	790		Lyondell Chemical Co., 10.50%, 6/01/13	904,550
B-	715		Nalco Co., 8.875%, 11/15/13	732,875
CCC+	1,225		NewPage Corp., 10.00%, 5/01/12	1,154,562
B-	485	[2]	PQ Corp., 7.50%, 2/15/13	471,663
B-	1,000		Resolution Performance Products, Inc., 13.50%, 11/15/10	1,062,500
			Rhodia SA, (France)
CCC+	1,250		8.875%, 6/01/11	1,185,937
B3	605		10.25%, 6/01/10	645,081
			Southern Peru Copper Corp.,
BBB-	140	[2]	6.375%, 7/27/15	139,430
BBB-	370	[2]	7.50%, 7/27/35	360,750

				24,672,836

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—3.7%
B-	$995	[2]	Ahern Rentals Inc., 9.25%, 8/15/13	$1,017,388
B2	540	[2]	Compression Polymers Corp., 10.50%, 7/01/13	500,850
B-	2,700	[2]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	2,443,500
Ba2	1,000		K Hovnanian Enterprises, Inc., 7.75%, 5/15/13	1,018,750
B	330		North American Energy Partners Inc., 9.00%, 6/01/10 (Canada)	343,200

				5,323,688

			Consumer Products—9.8%
			Cenveo Corp.,
B3	565		7.875%, 12/01/13	542,400
B1	550		9.625%, 3/15/12	585,750
B2	2,035		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,694,138
B-	386		FTD, Inc., 7.75%, 2/15/14	386,965
B2	678		Gold Kist, Inc., 10.25%, 3/15/14	766,140
			GSC Holdings Corp.,
Ba3	140	[2,3]	7.875%, 10/01/11	140,350
Ba3	240	[2]	8.00%, 10/01/12	238,800
B-	500		Jarden Corp., 9.75%, 5/01/12	532,500
B	1,000		Johnsondiversey Holdings, Inc., Zero Coupon, 5/15/13	740,000
B-	2,425		Lazydays RV Center, Inc., 11.75%, 5/15/12	2,573,531
B-	810	[3]	Levi Strauss & Co., 8.254%, 4/01/12	810,000
CCC	730	[2]	Merisant Co., 10.75%, 7/15/13	496,400
B3	1,880		Movie Gallery, Inc., 11.00%, 5/01/12	1,677,900
B2	210	[2]	Neiman-Marcus Group, Inc., 9.00%, 10/15/15	210,000
BB-	400	[2]	Quiksilver Inc., 6.875%, 4/15/15	386,000
			Rite Aid Corp.,
B-	750		4.75%, 12/01/06	744,375
B-	715	[2]	6.125%, 12/15/08	675,675
BB-	250		8.125%, 5/01/10	255,000
B-	250		Simmons Bedding Co., 7.875%, 1/15/14	230,000
B	500		Swift & Co., 12.50%, 1/01/10	545,000

				14,230,924

			Containers & Packaging—6.5%
B	1,575		Crown Cork & Seal, Inc., 8.00%, 4/15/23	1,527,750
			Crown European Holdings SA,
B	285		7.375%, 12/15/26 (France)	279,300
B+	1,430		9.50%, 3/01/11 (France)	1,567,637
B-	1,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	932,500
B+	1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	900,000
B	2,600		Owens Brockway, 8.25%, 5/15/13	2,691,000
B	250		Owens Illinois, Inc., 7.35%, 5/15/08	255,000
CCC+	295	[2]	Pregis Corp., 12.375%, 10/15/13	292,050
B+	1,000		Stone-Container Corp. Enterprises, Inc., 9.75%, 2/01/11	1,015,000

				9,460,237

			Ecological Services & Equipment—1.6%
			Allied Waste NA, Inc.,
BB-	800		8.50%, 12/01/08	834,000
BB-	1,000		8.875%, 4/01/08	1,040,000
B	400		Casella Waste Systems, Inc., 9.75%, 2/01/13	430,000

				2,304,000

			Energy—17.3%
B+	250		AES Corp., 9.50%, 6/01/09	272,500
B1	285		ANR Pipeline Co., 9.625%, 11/01/21	351,975
B2	1,115		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,170,750
B	285	[2]	Calpine Corp., 9.625%, 9/30/14	290,700
CCC	1,055		Calpine Energy Finance ULC, 8.50%, 5/01/08 (Canada)	638,275
CCC+	680		Calpine Generating Co. LLC, 11.50%, 4/01/11	625,600
BB	720		Chesapeake Energy Finance, 6.25%, 1/15/18	705,600
B-	685	[2]	Clayton Williams Energy, Inc., 7.75%, 8/01/13	673,012

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			CMS Energy Corp.,
B+	$80		7.50%, 1/15/09	$84,000
B+	240		9.875%, 10/15/07	261,000
Ba3	390	[2]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	411,937
			Dynegy Holdings, Inc.,
B+	180	[2]	9.875%, 7/15/10	195,975
B+	519	[2]	10.125%, 7/15/13	578,036
			El Paso CGP Co.,
B-	100		7.42%, 2/15/37	92,500
B-	600		7.75%, 6/15/10	612,000
B-	3,250		9.625%, 5/15/12	3,542,500
B-	205		10.75%, 10/01/10	218,325
B1	50		El Paso Natural Gas Co., 8.875%, 6/15/32	57,188
B	1,390		Exco Resources, Inc., 7.25%, 1/15/11	1,436,912
B	285	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	313,500
BBB-	199		Homer City Funding LLC, 8.734%, 10/01/26	236,099
			KCS Energy, Inc.,
B-	250	[2]	7.125%, 4/01/12	256,250
B-	510		7.125%, 4/01/12	522,750
			Midwest Generation LLC,
B+	388		8.56%, 1/02/16	426,713
B1	295		8.75%, 5/01/34	329,663
B2	1,680		Mission Energy Holdings Co., 13.50%, 7/15/08	1,971,900
B-	240	[2]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	259,800
B	2,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	2,405,000
B	25		Range Resources Corp., 6.375%, 3/15/15	25,250
			Reliant Energy, Inc.,
BB-	70		6.75%, 12/15/14	68,425
BB-	185		9.25%, 7/15/10	200,725
B	1,475		Roseton/Danskammer, 7.27%, 11/08/10	1,463,937
B+	600	[2]	Tenaska Alabama Partners LP, 7.00%, 6/30/21	612,642
B1	1,000		Tennessee Gas Pipeline Co., 7.50%, 4/01/17	1,076,250
BB+	60		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	65,550
BBB-	200		TXU Corp., 6.55%, 11/15/34	186,133
Ba3	2,000		Universal Compression, Inc., 7.25%, 5/15/10	2,070,000
			Whiting Petroleum Corp.,
B2	150[2]		7.00%, 2/01/14	151,875
B2	200		7.25%, 5/01/13	202,750

				25,063,997

			Entertainment & Leisure—5.3%
B+	1,000		Boyd Gaming Corp., 7.75%, 12/15/12	1,051,250
BB+	500		Caesars Entertainment, Inc., 7.875%, 3/15/10	543,750
B1	250	[3]	Felcor Lodging LP, 7.78%, 6/01/11	260,625
			Gaylord Entertainment Co.,
B-	450		6.75%, 11/15/14	434,250
B-	1,000		8.00%, 11/15/13	1,050,000
B	650		Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	734,500
BB	450		K2, Inc., 7.375%, 7/01/14	450,000
B	720		Poster Financial Group, Inc., 8.75%, 12/01/11	741,600
B-	705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	706,762
BB+	500		Royal Caribbean Cruises Ltd., 6.875%, 12/01/13 (Liberia)	518,750
B+	240	[2]	San Pasqual Casino, 8.00%, 9/15/13	241,200
B+	1,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	952,500

				7,685,187

			Financial Institutions—13.0%
B+	282		AES Ironwood LLC, 8.857%, 11/30/25	321,649
B-	1,640		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	1,832,700
B-	315	[2]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	324,450
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	218,500
B+	260	[2]	E*Trade Financial Corp., 7.375%, 9/15/13	261,300

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
BB	$1,205		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	$1,156,800
			Ford Motor Credit Co.,
BBB-	2,440		5.70%, 1/15/10	2,226,866
BBB-	450		7.25%, 10/25/11	429,970
B-	1,945		K&F Acquisition, Inc., 7.75%, 11/15/14	1,974,175
B-	1,240	[2]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	1,216,750
B+	2,955	[2]	Rainbow National Services LLC, 10.375%, 9/01/14	3,324,375
B-	1,540		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,489,950
B-	110		Universal City Florida Hldg. Co. I/II, 7.96%, 5/01/10	114,400
CCC+	1,250		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	1,337,500
B-	2,500		Visant Corp., 7.625%, 10/01/12	2,525,000
BB-	110		Western Financial Bank, 9.625%, 5/15/12	126,500

				18,880,885

			Health Care—4.6%
CCC	50		Curative Health Services, Inc., 10.75%, 5/01/11	32,250
B-	500		Genesis Healthcare Corp., 8.00%, 10/15/13	538,750
B	725	[2,3]	Insight Health Services Corp., 9.174%, 11/01/11	710,500
B-	900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	965,250
B-	940	[2,3]	Select Medical Corp., 9.933%, 9/15/15	935,300
			Tenet Healthcare Corp.,
B	180		6.375%, 12/01/11	168,075
B	180		9.875%, 7/01/14	188,325
B-	990		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,017,225
B-	1,500		VWR Intl, Inc., 8.00%, 4/15/14	1,460,625
B+	600		WH Holdings Ltd./WH Capital Corp., 9.50%, 4/01/11 (Cayman Islands)	646,500

				6,662,800

			Industrials—12.8%
B	1,000		Blount, Inc., 8.875%, 8/01/12	1,070,000
B	880		Celestica, Inc., 7.625%, 7/01/13 (Canada)	874,500
Caa1	2,750	[2]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	2,860,000
B-	2,000		ERICO Intl. Corp., 8.875%, 3/01/12	2,080,000
NR	2,764	[3,4,5,6]	Goss Graphics Systems, 12.25%, 11/19/05	—
B3	1,000		H&E Equipment Services LLC/H&E Finance Corp., 11.125%, 6/15/12	1,120,000
B-	1,500	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,462,500
B-	1,000		NationsRent Cos., Inc., 9.50%, 5/01/15	1,040,000
BB-	1,910		Rental-A-Center, Inc., 7.50%, 5/01/10	1,816,888
BB	1,387		Service Corp. Intl., 7.70%, 4/15/09	1,456,350
B3	1,170	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,199,250
CCC+	1,710		Trimas Corp., 9.875%, 6/15/12	1,410,750
			United Rentals NA, Inc.,
Caa1	1,100		7.00%, 2/15/14	1,017,500
Caa1	1,100		7.75%, 11/15/13	1,067,000

				18,474,738

			Media—21.4%
B-	840		Allbritton Communications Co., 7.75%, 12/15/12	837,900
CCC+	1,135		American Media Operations, Inc., 10.25%, 5/01/09	1,112,300
NR	1,600		Argosy Gaming Co., 7.00%, 1/15/14	1,775,024
NR	1,250		Cablecom SCA, 4.90%, 4/30/12 (Luxembourg) (EUR)	1,518,492
B	500	[2]	Charter Communciations Operating/Charter Communications Operating Capital, 8.375%, 4/30/14	502,500
CCC+	3,390		Charter Communications Holdings II LLC/Charter Comminications Holdings II Capital Corp.,
			10.25%, 9/15/10	3,483,225
CCC+	1,250		Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., 11.125%, 1/15/11	965,625
B+	550		Corus Entertainment, Inc., 8.75%, 3/01/12 (Canada)	589,188
			CSC Holdings, Inc.,
BB-	600		7.875%, 2/15/18	571,500
B+	2,550		10.50%, 5/15/16	2,741,250
			Dex Media East LLC/Dex Media East Finance Co.,
B1	500		9.875%, 11/15/09	543,750
B	600		12.125%, 11/15/12	702,000

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
B	$488		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	$539,240
B	750		Dex Media, Inc., 8.00%, 11/15/13	770,625
B	1,000		Echostar Communications Corp., 5.75%, 5/15/08	990,000
BB-	365	[3]	Echostar DBS Corp., 6.754%, 10/01/08	372,300
B	250		General Cable Corp., 9.50%, 11/15/10	263,750
B-	410		Houghton Mifflin Co., 9.875%, 2/01/13	435,113
CCC+	175	[2]	iesy Repository GmbH, 10.375%, 2/15/15 (Germany)	187,906
CCC+	1,200		Nebraska Book Co., Inc., 8.625%, 3/15/12	1,128,000
B3	400		Nexstar Finance, Inc., 7.00%, 1/15/14	360,000
			Primedia, Inc.,
B	323		7.625%, 4/01/08	326,634
B	1,310		8.875%, 5/15/11	1,368,950
B	600	[3]	9.165%, 5/15/10	630,000
B	1,035		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,132,031
BB-	630	[2]	Seneca Gaming Corp., 7.25%, 5/01/12	644,175
			Sinclair Broadcast Group, Inc.,
B	2,150		8.00%, 3/15/12	2,201,062
B	450		8.75%, 12/15/11	472,500
			Vertis, Inc.,
Caa1	1,710		10.875%, 6/15/09	1,680,075
Caa2	645	[2]	13.50%, 12/07/09	548,250
B-	95		WMG Holdings, Corp., Zero Coupon, 12/15/14	66,500
Caa1	1,620		Young Broadcasting, Inc., 10.00%, 3/01/11	1,530,900

				30,990,765

			Technology—7.5%
B-	140		Amkor Technology, Inc., 9.25%, 2/15/08	130,900
BB+	500		Fisher Scientific Intl, Inc., 3.25%, 3/01/24	507,500
B+	200	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	220,250
			Lucent Technologies, Inc.,
B1	1,060		6.45%, 3/15/29	927,500
B1	2,600		6.50%, 1/15/28	2,242,500
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co., (Luxembourg)
Ba3	60		6.66%, 12/15/11	59,700
Ba3	500		6.875%, 12/15/11	480,000
B2	1,000		8.00%, 12/15/14	915,000
BB	900	[2]	STATS ChipPAC Ltd., 7.50%, 7/19/10	909,000
			Sungard Data Systems, Inc,
B-	240	[2,3]	8.525%, 8/15/13	248,400
B-	685	[2]	9.125%, 8/15/13	707,262
B-	1,200	[2]	10.25%, 8/15/15	1,215,000
B	385		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	388,850
B-	740		UGS Corp., 10.00%, 6/01/12	808,450
BB-	600		Unisys Corp., 8.00%, 10/15/12	586,500
BB+	500		Xerox Corp., 7.625%, 6/15/13	531,250

				10,878,062

			Telecommunications—11.6%
B2	750	[3]	Airgate PCS, Inc., 7.90%, 10/15/11	772,500
BB-	1,000		American Tower Corp., 7.125%, 10/15/12	1,050,000
BB-	2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,215,313
B-	170	[2,3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	170,850
B+	500		Insight Midwest LP/Insight Capital, 10.50%, 11/01/10	525,000
			Intelsat Ltd., (Bermuda)
B2	1,235	[2]	8.625%, 1/15/15	1,259,700
B2	685	[2]	8.695%, 1/15/12	698,700
B1	1,072		PanAmSat Corp., 9.00%, 8/15/14	1,133,640
NR	3,000	[4]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	-
B	230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	225,400
			Qwest Corp.,
BB	3,190	[3]	7.12%, 3/15/12	3,477,100
BB	850	[2,3]	7.12%, 6/15/13	884,000

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
B+	$535		Qwest Services Corp., 13.50%, 12/15/10	$613,244
BB-	615		Rogers Wireless Communications, Inc., 8.00%, 12/15/12 (Canada)	648,825
			Rural Cellular Corp.,
B2	1,000		8.25%, 3/15/12	1,050,000
Caa1	1,560		9.875%, 2/01/10	1,634,100
CCC-	440		Suncom Wireless, Inc. 9.375%, 2/01/11	363,000

				16,721,372

			Transporation—2.7%
B	805	[2]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	825,125
B+	200		General Maritime Corp., 10.00%, 3/15/13 (Marshall Island)	218,500
B3	2,050		Horizon Lines LLC, 9.00%, 11/01/12	2,196,063
BB+	660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	716,100

				3,955,788

			Total Corporate Bonds	205,140,254

	Shares

			Common Stock—0.0%
	495		Crown Castle Intl. Corp.	12,191
	64,467		Goss Holdings, Inc.	1

			Total Common Stock	12,192

			Preferred Securities—1.7%
			Consumer Products—0.5%
	30,000		Smurfit-Stone Container Corp.	687,000

			Containers & Packaging—0.1%
	5,000		Owens Illinois, Inc.	184,500

			Energy—0.4%
	500[2]		NRG Energy, Inc.	610,500

			Media—0.3%
	10,300		Emmis Communications Corp.	445,475

			Telecommunications—0.4%
	10,000		Crown Castle Intl. Corp.	508,770

			Total Preferred Securities	2,436,245

			Warrant—0.0%
	3,700	[2,5,6]	Pliant Corp., expires 6/01/10	—

			Total Long-Term Investments (cost $216,135,7717)	$207,588,691
			Liabilities in excess of other assets (including $66,000,000 of loan payable)—(43.3)%	(62,770,788)

			Net Assets Applicable to Common Shareholders—100%	$144,817,903

1	Using the higher of S&P’s, Moody’s or Fitch’s rating.
2	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 25.4% of its net assets, with a current market value of $36,743,076, in securities restricted as to resale.
3	Security interest rate is as of September 30, 2005.
4	Issuer is technically in default and/or bankruptcy.
5	Security is fair valued.
6	Illiquid security.
7	Cost for Federal income purposes is $216,212,352. The net unrealized depreciation on a tax basis is $8,623,661, consisting of $4,063,455 gross unrealized appreciation and $12,687,116 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
EUR — European Monetary Unit

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
SEPTEMBER 30, 2005

Assets
Investments at value[1]	$207,588,691
Cash	91,923
Receivable from investments sold	520,264
Unrealized gain on foreign currency exchange contracts	6,390
Income receivable	4,913,925
Other assets	27,405

213,148,598

Liabilities
Payable for investments purchased	360,000
Loan payable	66,000,000
Interest payable	158,398
Unrealized loss on foreign currency exchange contracts	6,853
Dividends payable	1,116,535
Investment advisory fee payable	520,877
Deferred Trustees’ fees	2,304
Other accrued expenses	165,728

68,330,695

Net Assets	$144,817,903

Composition of Net Assets
Paid-in capital in excess of par	402,753,831
Distributions in excess of net investment income	(874,183)
Accumulated net realized loss	(248,513,815)
Net unrealized depreciation	(8,547,930)

Net assets, September 30, 2005	$144,817,903

Net asset value per share[2]	$2.66

[1]Investments at cost	$216,135,771
[2]Shares outstanding	54,465,132

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the nine months ended September 30, 2005

Investment Income
Interest income	$13,235,104

Expenses
Investment advisory	1,177,958
Transfer agent	16,239
Custodian	55,538
Reports to shareholders	61,238
Directors/Trustees	21,438
Registration	35,930
Independent accountants	35,150
Legal	13,105
Insurance	16,806
Miscellaneous	65,118

Total expenses excluding interest expense	1,498,520
Interest expense	1,685,317

Total expenses	3,183,837

Less fees paid indirectly	(5,734)
Net expenses	3,178,103

Net investment income	10,057,001

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	4,749,519
Foreign currency	113,506

4,863,025

Net change in unrealized appreciation/depreciation on:
Investments	(15,048,503)
Foreign currency	(850)

(15,049,353)

Net loss	(10,186,328)

Net Decrease in Net Assets Resulting from Operations	$(129,327)

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the nine months ended September 30, 2005

Reconciliation of Net Decrease in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(129,327)

Purchases of long-term investments	(203,212,422)
Proceeds from sales of long-term investments	205,522,722
Net proceeds of short-term investments	1,201,141
Amortization of premium and discount on investments	285,179
Net realized gain	(4,863,025)
Decrease in unrealized appreciation/depreciation	15,049,353
Decrease in receivable for investments sold	287,931
Increase in receivable for open forward foreign currency contracts	(1,871,894)
Increase in interest receivable	(953,385)
Decrease in other assets	314,562
Increase in payable for investments purchased	360,000
Increase in payable for open forward foreign currency contracts	1,871,894
Increase in interest payable	14,097
Increase in investment advisory fee payable	520,877
Decrease in deferred Directors/Trustees’ fees	(232,388)
Decrease in accrued expenses	(331,713)

Total adjustments	13,962,929

Net cash provided by operating activities	$13,833,602

Increase in Cash
Net cash provided by operating activities	$13,833,602

Cash used for financing activities:
Capital contributions	766,088
Decrease in loan payable	(3,000,000)
Cash dividends paid	(12,330,873)

Net cash used for financing activities:	$(14,564,785)

Net decrease in cash	(731,183)
Cash and foreign currency at beginning of period	823,106

Cash and foreign currency at end of period	$91,923

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the nine months ended September 30, 2005, and the year ended December 31, 2004

	2005	2004

	(unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,057,001	$14,823,261
Net realized gain (loss)	4,863,025	(1,468,607)
Net change in unrealized appreciation/depreciation	(15,049,353)	2,948,471

Net increase (decrease) in net assets resulting from operations	(129,327)	16,303,125

Dividends from net investment income	(11,117,184)	(16,001,963)

Capital Share Transactions:
Reinvestment of dividends	766,088	698,683

Total increase (decrease)	(10,480,423)	999,845

Net Assets Applicable to Common Shareholders
Beginning of period	155,298,326	154,298,481

End of period	$144,817,903	$155,298,326

End of period undistributed (distributions in excess of) net investment income	$(874,183)	$186,113

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

		Year Ended December 31,
	Period Ended
	September 30, 2005	2004	2003	2002	2001 [4]	2000

PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$2.87	$2.86	$2.42	$3.05	$3.88	$5.92

Investment operations:
Net investment income	0.18	0.28 [1]	0.32 [1]	0.36 [1]	0.55 [1]	0.68 [1]
Net realized and unrealized gain (loss)	(0.19)	0.03	0.40	(0.62)	(0.81)	(1.99)

Net increase (decrease) from investment operations	(0.01)	0.31	0.72	(0.26)	(0.26)	(1.31)

Dividends and distributions from:
Net investment income	(0.20)	(0.30)	(0.28)	(0.29)	(0.57)	(0.73)
Tax return of capital	—	—	—	(0.08)	—	—

Total dividends and distributions	(0.20)	(0.30)	(0.28)	(0.37)	(0.57)	(0.73)

Net asset value, end of period	$2.66	$2.87	$2.86	$2.42	$3.05	$3.88

Market value, end of period	$2.85	$2.90	$2.87	$2.32	$3.36	$4.19

TOTAL INVESTMENT RETURN2	5.90%	12.24%	37.23%	(21.23%)	(6.85%)	(10.05%)

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.86%[5]	2.23%	2.21%	2.53%	3.43%	4.16%
Net expenses	2.85%[5]	2.23%	2.21%	2.53%	3.43%	4.16%
Net expenses, excluding interest expense	1.34%[5]	1.39%	1.46%	1.49%	1.26%	1.09%
Net investment income	9.03%[5]	9.70%	11.99%	13.29%	15.56%	13.13%

SUPPLEMENTAL DATA:
Average net assets (000)	$148,985	$152,815	$143,397	$144,665	$174,851	$267,845
Portfolio turnover	97%	56%	93%	134%	82%	38%
Net assets, end of period (000)	$144,818	$155,298	$154,298	$129,538	$161,693	$202,401
Loan outstanding, end of period (000)	$66,000	$69,000	$68,000	$51,000	$73,800	$86,963
Asset coverage, end of period[3]	$3,194	$3,251	$3,269	$3,540	$3,191	$3,326
Loan average daily balance (000)	$65,989	$64,081	$60,604	$68,577	$74,023	$107,036
Loan weighted average interest rate	3.17%	2.01%	1.72%	2.20%	5.50%	7.68%

[1] Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.
[2] Total investment return is calculated assuming a purchase of a share at current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at rates obtained under the Trust dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.
[3] Per $1,000 of loan outstanding.
[4] Effective January 1, 2001, the Trust was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.03 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.77%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principles.
[5] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

The performance set forth in this table is the financial data of BlackRock High Income Shares (formerly CIGNA High Income Shares). BlackRock began managing
CIGNA High Income Shares on March 2, 2005.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies
BlackRock High Income Shares (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and is organized as a Massachusetts business trust.

     On March 1, 2005, the shareholders of Cigna High Income Shares approved proposals to: approve an advisory agreement between the Trust and BlackRock Advisors, Inc., approve a sub-advisory agreement among the Trust, BlackRock Advisors, Inc. and BlackRock Financial Management, Inc., and elect new Trustees, all of whom currently oversee BlackRock’s 54 closed-end funds, to serve until the next Annual Meeting of Shareholders. Upon approval of the Trustees, BlackRock Advisors, Inc. changed the name of the Trust to BlackRock High Income Shares.

     The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date.

Bank Loans: In the process of buying, selling and holding bank loans, the Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When the Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)

market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange. Effective as of November 7, 2005, the New York Stock Exchange 4:00 PM rates of exchange will be used.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trust isolates that portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trust isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required.

Dividends and Distributions: The Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Note 2. Agreements
Effective March 2, 2005, the Trust entered into an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), and a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), which are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. Prior to March 2, 2005, the Trust had an Investment Management Agreement with CIGNA Investment Advisors, Inc. (“CIAI”) and a sub-advisory agreement with Shenkman Capital Management, Inc.

     The Investment Management Agreement for the Trust covers both investment advisory and administration services.

     The Trust’s investment advisory fee paid to the Advisor and CIAI is/was computed weekly and payable monthly based on an annual rate of 0.75% of the first $200 million of the Trust’s average weekly managed assets and 0.50% thereafter. The Advisor, in turn, pays BFM its sub-advisory fee. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

     Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of the Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for the Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to the Trust. Prior to March 2, 2005, for administrative services, the Trust reimbursed CIAI for a portion of the compensation and related expenses of the Trust’s Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices.

     Pursuant to the terms of the custody agreements, the Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments
Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the period ended September 30, 2005, were $100,197,616 and $102,862,053, respectively. There were no purchases or sales of U.S. government securities for the period ended September 30, 2005.

     For Federal income tax purposes, the Trust had capital loss carryforwards as of its last respective tax year end. These amounts may be used to offset future realized capital gains, if any:

Capital Loss
Carryforward Amount	Expires

$28,686,393	2007
35,363,213	2008
55,878,284	2009
102,576,339	2010
28,467,396	2011
2,339,279	2012

$253,310,904

     Accordingly, no capital gain distributions are expected to be paid to shareholders of the Trust until the Trust has net realized capital gains in excess of its carryforward amounts.

     Details of open forward currency contracts at September 30, 2005 were as follows:

					Value at	Unrealized
	Foreign	Settlement	Contract to	Value at	September 30,	Appreciation/
	Currency	Date	Purchase/Receive	Settlement Date	2005	(Depreciation)

Bought	Euro	10/20/05	161,957	€202,327	$195,474	$(6,853)
Sold	Euro	10/20/05	1,378,000	€1,669,567	$1,663,177	$ 6,390

Note 4. Borrowings
Loan Payable: The Trust has an $80 million revolving credit agreement (the “Agreement”), which expires on October 31, 2007. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1 / 3 % of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has pledged its portfolio assets as collateral for the borrowing.

Note 5. Distributions to Shareholders	The estimated tax character of distributions paid during the nine months ended September 30, 2005, and the tax character of distributions paid during year ended December 31, 2004, were as follows:

Period ended September 30, 2005

Ordinary	Non-taxable	Long-term	Total
Income	Return of Capital	Capital Gains	Distributions

$ 3,746,988	$—	$—	$ 3,746,988

Year ended December 31, 2004

Ordinary	Non-taxable	Long-term	Total
Income	Return of Capital	Capital Gains	Distributions

$16,001,963	$—	$—	$16,001,963

As of September 30, 2005, the estimated components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized Net
Income	Gains	Appreciation

$ —	$—	$—

Note 6. Capital	There are an unlimited number of shares authorized for the Trust. At September 30, 2005, the common shares outstanding were 54,465,132.

During the period ended September 30, 2005, the Trust issued 273,869 additional shares under its dividend reinvestment plan.

Note 7. Dividends	Subsequent to September 30, 2005, the Board declared dividends per common share payable November 10, 2005, to shareholders of record on October 28, 2005. The per share common dividends declared was $0.023.

AUTOMATIC DIVIDEND AND DISTRIBUTION REINVESTMENT PLAN

     Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe (the “Dividend Paying Agent”) as plan agent under the Automatic Dividend and Distribution Investment Plan (the “Plan”). Shareholders who do not elect to participate in the Plan will receive all distributions from the Trust in cash, paid by check mailed directly to the shareholder by the Dividend Paying Agent. Shareholders may elect to participate in the Plan and to have all distributions of dividends and capital gains automatically reinvested by sending written instructions to the Dividend Paying Agent at the address set forth below on the following page.

     If the Trustees of the Trust declare a dividend or determine to make a capital gains distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. If the market price of the shares as of the close of business on the payment date for the dividend or distribution is equal to or exceeds their net asset value as determined as of the close of business on the payment date, participants will be issued shares of the Trust at a value, equal to the higher of net asset value or 95% of the market price. If net asset value exceeds the market price of the shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Dividend Paying Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Dividend Paying Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Dividend Paying Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust.

     Participants in the Plan may withdraw from the Plan upon written notice to the Dividend Paying Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for the whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

     The Dividend Paying Agent will maintain all shareholders’ accounts in the Plan and will furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant (other than participants whose shares are registered in the name of banks, brokers, nominees or other third parties) will be held by the Dividend Paying Agent in the non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. At no additional cost, shareholders of the Trust may send to the Dividend Paying Agent for deposit into their Plan account those share certificates in their possession. Shareholders may also send share certificates to the Dividend Paying Agent for the Dividend Paying Agent to hold in a book-entry account outside of the Plan.

     Whether or not shareholders participate in the Plan, they may elect by notice to the Dividend Paying Agent to have the Dividend Paying Agent sell their non-certificated book-entry shares. The Dividend Paying Agent will deduct from the sale proceeds $2.50 per transaction plus $0.15 per share and remit the balance of the sales proceeds to the shareholder. The Dividend Paying Agent will sell the non-certificated shares on the first trading day of the week immediately following receipt of written notification by the Dividend Paying Agent.

     In the case of shareholders, such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Dividend Paying Agent will administer the Plan on the basis of number of shares certified, from time to time, by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Investors whose shares are held in the name of banks, brokers or nominees should confirm with such entities that participation in the Plan will be possible, and should be aware that they may be unable to continue to participate in the Plan if their account is transferred to another bank, broker or nominee. Those who do participate in the Plan may subsequently elect not to participate by notifying such entities.

     There is no charge to participants for reinvesting dividends or distributions, except for certain brokerage commissions, as described below. The Dividend Paying Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Dividend Paying Agent’s open market purchases in connection with the reinvestment of dividends or distributions.

     Participants in the Plan should be aware that they will realize capital gains and income for tax purposes upon dividends and distributions, although they will not receive any payment of cash.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to the participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Dividend Paying Agent on at least 90 days’ written notice to participants in the Plan. All correspondence concerning the Plan, including requests for additional information or an application brochure or general inquiries about your account, should be directed to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 or you may call, toll free, 1-800-426-5523.

ADDITIONAL INFORMATION

     There has been no material changes in the Trust’s investment objective or policies that have not been approved by the shareholders or to their charters or by-laws or in the principle risk factors associated with investment in the Trust.

     Quarterly performance and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trust listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Trustees
     Ralph L. Schlosstein, Chairman
     Andrew F. Brimmer
     Richard E. Cavanagh
     Kent Dixon
     Frank J. Fabozzi
     Kathleen F. Feldstein
     R. Glenn Hubbard
     Robert S. Kapito
     James Clayburn La Force, Jr.
     Walter F. Mondale

Officers
     Robert S. Kapito, President
     Henry Gabbay, Treasurer
     Bartholomew Battista, Chief Compliance Officer
     Anne Ackerley, Vice President
     James Kong, Assistant Treasurer
     Vincent B. Tritto, Secretary
     Brian P. Kindelan, Assistant Secretary

Investment Advisor
     BlackRock Advisors, Inc.
     100 Bellevue Parkway
     Wilmington, DE 19809
     (800) 227-7BFM

Sub-Advisor
     BlackRock Financial Management, Inc.
     40 East 52nd Street
     New York, NY 10022

Accounting Agent and Custodian
     State Street Bank and Trust Company
     225 Franklin Street
Boston, MA 02110	Transfer Agent
     EquiServe Trust Company, N.A.
     c/o Computershare Investor Services
     250 Royall Street
     Canton, MA 02021
     (800) 699-1BFM

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     200 Berkeley Street
     Boston, MA 02116

Legal Counsel
     Skadden, Arps, Slate, Meagher & Flom LLP
     4 Times Square
     New York, NY 10036

Legal Counsel – Independent Trustees
     Debevoise & Plimpton LLP
     919 Third Avenue
     New York, NY 10022

     This report is for shareholder information. This is not a prospec-
tus intended for use in the purchase or sale of Trust shares.
Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (“Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

HIS-QRT-905